Consolidated Statements of Changes in Total Equity (USD $) In Thousands, except Share data	Total	Dropdown Predecessor [Member]	General Partner [Member]	Common Units [Member]	Common Units and Additional Paid-in Capital [Member]	Preferred Units [Member]	Accumulated Other Comprehensive Income (Loss) (Note 12) [Member]	Non-controlling Interests [Member]	Redeemable Non-controlling Interest [Member]
Beginning balance at Dec. 31, 2011	$ 484,733		$ 15,129		$ 429,536		$ (554)	$ 40,622	$ 38,307
Beginning balance, units at Dec. 31, 2011				70,627,000
Net income	123,015		11,055		111,902			58
Reclassification of redeemable non-controlling interest in net income	4,520							4,520	(4,520)
Other comprehensive income	496						496
Cash distributions	(160,905)		(11,274)		(149,631)
Distribution of capital to joint venture partner	(3,815)							(3,815)	(4,972)
Contribution of capital by joint venture partner	2,750							2,750
Proceeds from equity offering, net of offering costs (note 16)	257,229		5,308		251,921
Proceeds from equity offering, units, net of offering costs (note 16)				9,479,000
Net proceeds (purchase) from equity offering to Teekay Corporation	2,794		56		2,738
Ending balance at Dec. 31, 2012	705,229		20,162		640,990		(58)	44,135	28,815
Ending balance, units at Dec. 31, 2012				80,106,000
Net income	71,915	(2,225)	13,674		72,305	7,250		(19,089)
Reclassification of redeemable non-controlling interest in net income	6,391							6,391	(6,391)
Other comprehensive income	58	(2,225)					58
Cash distributions	(192,142)		(14,101)		(172,150)	(5,891)
Distribution of capital to joint venture partner	(1,890)							(1,890)	(5,860)
Contribution of capital by joint venture partner	4,750							4,750
Equity based compensation and other	946				946
Indemnification payment on Voyageur LLC from Teekay Corporation (note 11f)	(234,125)	(234,125)
Proceeds from equity offering, net of offering costs (note 16)	263,751		3,189		115,762	144,800
Proceeds from equity offering, units, net of offering costs (note 16)	85,508			3,900,000		6,000,000
Purchase of Voyageur LLC from Teekay Corporation (note 11f)	(279,322)	(201,752)	(1,551)		(76,019)
Net proceeds (purchase) from equity offering to Teekay Corporation	44,268				44,268
Net proceeds (purchase) from equity offering to Teekay Corporation				1,447,000
Net change in Teekay Corporation's equity in Dropdown Predecessor (note 11f)	203,977	203,977
Distribution of capital to Teekay Corporation related to acquisition of equity investment in Itajai FPSO joint venture (note 11g)	(6,590)		(131)		(6,459)
Other					1,359	(1,359)
Ending balance at Dec. 31, 2013	821,341		21,242		621,002	144,800		34,297	16,564
Ending balance, units at Dec. 31, 2013				85,453,000		6,000,000
Net income	17,656		15,658		(19,380)	10,875		10,503
Reclassification of redeemable non-controlling interest in net income	(7,777)							(7,777)	7,777
Cash distributions	(214,656)		(19,495)		(184,286)	(10,875)
Distribution of capital to joint venture partner	(16,440)							(16,440)	(11,499)
Contribution of capital by joint venture partner	27,267							27,267
Equity based compensation and other	1,652		30	15	1,622
Indemnification payment on Voyageur LLC from Teekay Corporation (note 11f)	6,181	6,181	124		6,057
Proceeds from equity offering, net of offering costs (note 16)	186,125		3,727		182,398
Proceeds from equity offering, units, net of offering costs (note 16)	213,350			6,918,000
Distribution of capital to Teekay Corporation related to the equity investment in Itajai FPSO joint venture (note 11g)	(6,082)				(6,082)
Distribution of capital to Teekay Corporation related to the purchase of Petrojarl I FPSO unit (note 11i)	(12,414)		(248)		(12,166)
Net change in Teekay Corporation's equity in Dropdown Predecessor (note 11f)		201,800
Ending balance at Dec. 31, 2014	$ 802,853		$ 21,038		$ 589,165	$ 144,800		$ 47,850	$ 12,842
Ending balance, units at Dec. 31, 2014				92,386,000		6,000,000